Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 25, 2010 Predecessor
Cash received, due to acquisition	$ 2	$ 0	$ 0	$ 0